Segment Information (Broker details) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Economic Dependence [Line Items]
Cedant Percentage Of Gross Written Premium	4.00%	4.00%	3.00%
Broker A [Member]
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	22.00%	22.00%	19.00%
Broker B [Member]
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	25.00%	22.00%	22.00%
Life and Health
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	18.00%	16.00%	16.00%
P&C | Non Life
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	57.00%	57.00%	54.00%
Specialty | Non Life
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	56.00%	46.00%	42.00%